Note 10 - Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the transactions between related parties [text block]
	December 31,	December 31,	December 31,
	2019	2018	2017

Salaries and benefits	$681,291	$952,079	$813,400
Share-based payments	768,020	1,090,540	2,216,170
Directors’ fees	70,000	70,000	70,000
	$1,519,311	$2,112,619	$3,099,570